Investment Strategy - Centerstone Investors Fund	Jul. 28, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies.
Strategy Narrative [Text Block]

To achieve its objective of long-term capital growth, the Fund normally invests at least 60% of its net assets in equity and equity related securities and up to 40% of its total assets in fixed income instruments (without regard to credit rating or time to maturity). The Fund may also invest in cash and cash equivalents. The Fund primarily invests its assets in common stocks (and securities convertible into common stocks) of U.S. and foreign companies. The Fund may also invest in foreign and domestic preferred equity securities and American Depositary Receipts (“ADRs”). The Fund may generally invest in the following fixed income securities: notes, bills and debentures, bank debt obligations, high-yield debt securities rated below investment grade, convertible securities, Rule 144A securities (Rule 144A securities are restricted securities that can be resold to qualified institutional buyers but not to the general public); and securities issued by international government or quasi-government organizations and sovereign debt securities. The Fund may invest up to 20% of its total assets in lower-rated or defaulted debt securities (including so-called “junk bonds”), corporate debt, comparable unrated debt securities, or other indebtedness (or participations in the indebtedness) of such companies. The Fund may also invest up to 10% of its total assets in precious metals such as gold or silver, or in instruments related to such precious metals such as commodity contracts, options on such contracts, structured notes and exchange-traded funds (“ETFs”). The Fund may invest in the foregoing securities or assets directly or gain exposure to such securities or assets indirectly by investing in ETFs or other investment companies.

The Fund particularly seeks companies that have financial strength and stability, strong management and fundamental or intrinsic value. “Intrinsic value” is based on the Adviser’s judgment of what a prudent and rational business buyer would pay in cash for a company in normal markets. The Adviser follows a global, bottom-up oriented long-term investment philosophy that identifies investment opportunities through intensive research of individual companies and generally does not focus or rely on current stock market conditions. The Fund focuses its investments in areas where the Adviser finds the most compelling opportunities at any given moment and on situations that, in the Adviser’s opinion, have the potential for capital appreciation. The investment philosophy and strategy of the Fund seeks a “margin of safety” in investments, i.e., where the market price of an investment is below its fundamental value, with the goal being to avoid permanent impairment of capital (as opposed to temporary losses in share value relating to shifting investor sentiment or other normal share price volatility). In particular, a discount to “intrinsic value” is sought even for the best of businesses, with a deeper discount demanded for companies that the Adviser views as under business model, balance sheet, management or other stresses. For these reasons, the Fund may seek investments in the equity securities of companies in industries that are believed to be temporarily depressed.

Investment decisions for the Fund are made without regard to the capitalization (size) of the companies in which it invests. Under normal circumstances, the Fund anticipates allocating a significant amount of its net assets to foreign investments. That generally means that at least 15% of the Fund’s net assets is allocated to foreign investments (the Fund expects at least 30% of its equity investments to normally be in foreign equities).

The Adviser may invest the Fund’s assets in any region of the world. It may invest in companies based in emerging markets, typically in the Far East, Latin America and Eastern Europe, however, the emphasis is in companies operating in developed countries, such as those of the U.S., Canada, Japan and Western Europe.

The Fund may invest a portion of its assets in derivative instruments. These include forward contracts and futures contracts. The Fund may invest in derivatives primarily to seek to hedge exposure to certain markets and securities and/or for non-hedging speculative purposes that seek to take maximum advantage of market fluctuations. The Fund may seek to hedge its exposure to foreign currencies, typically through the use of foreign currency derivatives, including currency forward contracts and may engage in currency transactions with counterparties to gain or reduce exposure to certain currencies or to generate income or gains.

The Fund may also engage in securities lending to generate income.

The Adviser considers selling a security when it determines that such security no longer offers fundamental value or financial strength and stability.